September  30,  2000

annual

report

Calvert  capital
accumulation  fund

Table
of
Contents
President's  Letter
1
Social  Update
2
Portfolio
Manager  Remarks
3
Report  of  Independent  Public  Accountants
6
Statement
of  Net  Assets
7
Statement
of  Operations
10
Statements
of  Changes  in
Net  Assets
11
Notes  to
Financial  Statements
13
Financial  Highlights
17

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Social
Update

The  Calvert  Social  Index
As a leader in socially responsible investing we have for some time recognized the market's need for a passively constructed Index of social companies. In May, we created the Calvert Social Index , a broad-based, rigorously constructed benchmark for measuring the performance of the largest of those U.S.-based companies that meet our social criteria. Now, the real time performance of the Index is being distributed through the Chicago Board of Trade and is available through news agencies, financial services companies and brokerage firms. The Calvert Social Index scrutinizes each of the 1,000 largest companies in the U.S., representing stocks listed on the NYSE and NASDAQ-AMEX. The Index includes companies that stand out positively in their environmental policies, actively hire and promote minorities and women, provide a safe and healthy workplace, and produce safe and healthy products. By giving the public a closer look at the social practices of the Index companies, we are providing guidelines and helping companies strive toward a higher level of social responsibility. To obtain details on the Calvert Social Index go to www.calvert.com.

www.calvert.com Chosen Among the "Top 20 Best in Mutual Funds" Industry Our web site has been chosen as one of this year's "Top 20 Web Sites Among Mutual Funds," according to a study conducted by kasina, LLC, a New York e-business consulting firm. The study evaluated over 421 mutual fund company Web sites, noting that "[t]he high point of [Calvert's] site is the Know What You Own search feature, which allows investors to see the top holdings of a selected fund and to see their characteristics in terms of ethics and good corporate citizenship. This is a unique feature not found on any other Web site." Other notable interactive features that placed us among the top include the Advisor Finder Service, the Socially Responsible Company Profiles in the Calvert Social Index, and a SRI Timeline.

Proxy  Analysis  and  Voting  Intentions
We will make public our proxy analysis and voting intentions for Social Index companies. We will review each Index company's individual proxy and publish the Index's position on issues relating to its social criteria, along with the rationale, on our Web site, www.calvert.com, beginning in the 2001 proxy season.

Ed  Brown
of  Brown  Capital  Management  Company

How  did  the  Fund  perform  against  its  benchmark?
For the year ended September 30, 2000, the Calvert Capital Accumulation Fund's Class A shares returned 42.91%, slightly underperforming the S&P Midcap 400 Index at 43.22%. The modest under-performance can be attributed to the Portfolio's composition in which we were underweighted in the Utilities and Energy sectors. Our bottoms-up process, which seeks to identify companies with solid prospective revenue and earnings growth, led to the underweight position in those two sectors.

How  was  Fund  performance  influenced  by  market  and  economic  events?
The U.S. stock market recorded an above average annual total return, particularly in mid caps. The economic backdrop was generally favorable, highlighted by very strong economic growth and a decline in the five year Treasury yield, which occurred after rates peaked in January 2000. Sectors responsible for fueling the significant increase in mid cap stocks included
Technology,  Health  Care,  Utilities,  and  Energy.

When discussing market concerns, investment strategists seem to point to what is widely known now as the four E's - the election, energy, Euro, and earnings. With respect to the election, we believe that the outcome and its impact on the markets, while interesting, is largely psychological. As long as monetary policy remains focused on sustaining growth and controlling inflation,

Portfolio  Statistics
September  30,  2000
Investment  Performance

                                                6 Months            12 Months
                                                  ended                 ended
                                                 9/30/00              9/30/00
Class  A                                           16.40%              42.91%
Class  B                                           15.99%              41.84%
Class  C                                           16.02%              41.91%
Class  I                                           16.84%              44.25%
S&P  Midcap  400
Index  TR                                           8.45%              43.22%
Lipper  Mid-Cap  Growth
Funds  Average                                     (3.43%)             63.86%
Ten  Largest  Stock  Holdings

                                                              % of Net Assets

Guidant  Corp.                                                           3.2%
USA  Education,  Inc.                                                    3.2%
AFLAC,  Inc.                                                             2.9%
Biomet,  Inc.                                                            2.9%
Kohls  Corp.                                                             2.8%
Catalina  Marketing  Corp.                                               2.8%
Altera  Corp.                                                            2.8%
Sanmina  Corp.                                                           2.7%
Health  Management
     Associates,  Inc.                                                   2.7%
BISYS  Group,  Inc.                                                      2.7%
Total                                                                   28.7%
Asset  Allocation

Stocks                                                                    97%
Cash  or  Cash  Equivalents                                                3%
Total                                                                    100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source:  Lipper  Analytical  Services,  Inc.

market prospects should remain sanguine. The other E's, however, are much more meaningful.

Energy prices, as measured by crude oil prices per barrel, increased to almost $38 per barrel, whereas just two years ago, crude oil was only $11 per barrel. Add to that the fuel consumption and transportation costs incurred by other companies that sell goods and services, and fuel costs understandably rose significantly. Sustained increases in energy prices, therefore, could clearly have a negative impact on our economy.

When the Euro began trading in January 1999, its value approached $1.20. Most recently, trading at about $0.87, the Euro's weakness has been a part of the reason why the final E, earnings, seems to be of greater concern to the marketplace. When large multinationals consolidate their European subsidiaries, the weaker Euro means less U.S. dollar-denominated revenue and earnings. For European consumers, it means less purchasing power for U.S.-exported goods and services.

Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                              36.14%
Five  year                                                             16.02%
Since  inception                                                       20.51%
(10/31/94)

                                                               Class B Shares
One  year                                                              36.84%
Since  inception                                                       14.31%
(4/1/98)

                                                               Class C Shares
One  year                                                              40.91%
Five  year                                                             16.05%
Since  inception                                                       20.57%
(10/31/94)


                                                               Class I Shares
One  year                                                              44.25%
Since  inception                                                       25.74%
(3/1/99)

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

What  is  your  general  outlook  for  equity  markets?
In spite of these four E's, we still expect this economic expansion, now the longest sustained expansion in the last 100 years, to continue. Should the expansion hold, the U.S. will be well into its tenth year of uninterrupted economic growth. We expect the stock market to continue its growth-only at more modest return levels when compared to the past several years. A 10-12% return in stocks and a 5-6% return in bonds, in line with historical averages, is realistic.

October  30,  2000

Portfolio  Statistics
September  30,  2000
Portfolio  Characteristics
                                                  Capital                 S&P
                                             Accumulation          Midcap 400
                                                     Fund               index
Number  of  Stocks                                     46                 400
Median  Market
Capitalization  ($bil)                                7.4                 3.3
(by  portfolio  weight)
Price/Earnings
Ratio                                               35.85               26.60

Earnings  Per  Share
Growth                                              25.15%             19.56%

Yield                                                0.28%              1.00%
(return on capital investment)
Volatility  Measures
                                                  Capital                 S&P
                                             Accumulation          Midcap 400
                                                     Fund               index
Beta1                                                0.93                0.75
R-Squared2                                           0.60                0.49

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the Fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation; an R-Squared of 1 would mean total correlation.
Source:  Vestek

Report  of  Independent  Public  Accountants


To the Board of Directors of Calvert World Values Fund, Inc. and Shareholders of Calvert Capital Accumulation Fund:

We have audited the accompanying statement of net assets of Calvert Capital Accumulation Fund, (one of the portfolios comprising The Calvert World Values Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999, and the financial highlights for each of the four years in the period ended September 30, 1999 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Capital Accumulation Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
November  15,  2000

Statement  of  Net  Assets
September  30,  2000

Equity  Securities  -  97.0%                      Shares                Value
Air  Freight  -  1.2%
Fritz  Co.'s,  Inc.*                             172,700           $2,072,400

Communications  Equipment  -  1.7%
ADC  Telecommunications,  Inc.*                  110,200            2,963,347

Computers  -  Software  &  Services  -  10.1%
Advent  Software,  Inc.*                          39,200            2,739,100
Amdocs,  Ltd.*                                    34,900            2,176,887
Compuware  Corp.*                                394,300            3,302,263
Network  Associates,  Inc.*                      121,200            2,742,150
Rational  Software  Corp.*                        56,800            3,940,500
Transaction  Systems  Architects,  Inc.*         156,400            2,541,500
                                                                   17,442,400

Distributors  -  Food  &  Health  -  2.6%
Cardinal  Health,  Inc.                           51,325            4,526,223

Electrical  Equipment  -  7.1%
Flextronics  International  Ltd.*                 39,700            3,260,362
Sanmina  Corp.*                                   50,200            4,699,975
Solectron  Corp.*                                 93,300            4,303,463
                                                                   12,263,800

Electronics  -  Semiconductors  -  9.4%
Altera  Corp.*                                   100,000            4,775,000
Atmel  Corp.*                                    199,300            3,026,869
Conexant  Systems,  Inc.*                         67,229            2,815,214
Vitesse  Semiconductor  Corp.*                    36,500            3,246,219
Xilinx,  Inc.*                                    26,500            2,269,062
                                                                   16,132,364

Financial  -  Diversified  -  3.2%
USA  Education,  Inc.                            113,900            5,488,556

Healthcare  -  Hospital  Management  -  2.7%
Health  Management  Associates,  Inc.*           224,600            4,674,488

Healthcare  -  Medical  Products  &  Supplies  -  7.5%
ALZA  Corp.*                                      28,200            2,439,300
Biomet,  Inc.                                    140,500            4,917,500
Guidant  Corp.*                                   78,236            5,530,307
                                                                   12,887,107

Healthcare  -  Special  Services  -  3.8%
Covance,  Inc.*                                  236,900            1,939,619
Omnicare,  Inc.                                  167,500            2,700,937
Quintiles  Transnational  Corp.*                 122,100            1,945,969
                                                                    6,586,525

Equity  Securities  -  Cont'd                     Shares                Value
Housewares  -  2.4%
Newell  Rubbermaid,  Inc.                        181,400           $4,138,188

Insurance  -  Life  &  Health  -  2.9%
AFLAC,  Inc.                                      79,000            5,060,938

Investment  Banking/Brokers  -  2.5%
Legg  Mason,  Inc.                                74,400            4,324,500

Investment  Management  -  4.8%
Franklin  Resources,  Inc.                        89,965            3,997,145
T.  Rowe  Price  Associates                       88,900            4,172,744
                                                                    8,169,889

Leisure  Time  Products  -  1.7%
Harley-Davidson,  Inc.                            61,700            2,953,887

Manufacturing  -  Specialized  -  2.3%
Jabil  Circuit,  Inc.*                            68,900            3,910,075

Oil  &  Gas  -  Drilling  &  Equipment  -  2.0%
Smith  International,  Inc.*                      42,700            3,482,719

Power  Producers  -  Independent  -  1.8%
AES  Corp.*                                       44,400            3,041,400

Retail  -  Building  Supplies  -  2.4%
Fastenal  Co.                                     70,100            4,039,512

Retail  -  Department  Stores  -  2.8%
Kohls  Corp.*                                     84,500            4,874,594

Retail  -  Discounters  -  4.3%
Dollar  General  Corp.                           200,595            3,359,966
Dollar  Tree  Stores,  Inc.*                      99,050            4,017,716
                                                                    7,377,682

Retail  -  Specialty  -  1.0%
Staples,  Inc.*                                  116,500            1,652,844

Services  -  Advertising  &  Marketing  -  4.9%
Acxiom  Corp.*                                   112,300            3,565,525
Catalina  Marketing  Corp.*                      128,000            4,816,000
                                                                    8,381,525

Services  -  Data  Process  -  7.3%
BISYS  Group,  Inc.*                              58,700            4,538,244
Fiserv,  Inc.*                                    62,150            3,721,231
Paychex,  Inc.                                    80,875            4,245,937
                                                                   12,505,412

Services  -  Employment  -  2.3%
Robert  Half  International,  Inc.*              114,100            3,957,844

Equity  Securities  -  Cont'd                     Shares                Value
Telephone  -  2.3%
CenturyTel,  Inc.                                144,000           $3,924,000

  Total Equity Securities (Cost $131,250,644)                     166,832,219

                                               Principal
Repurchase  Agreements  -  5.0%                   Amount
State  Street,  6.50%,  dated  9/29/00,  due  10/2/00
  (Collateral: $8,740,000 FHLB 6.75%, 2/1/02) $8,600,000            8,600,000

     Total  Repurchase  Agreements  (Cost  $8,600,000)              8,600,000

Variable  Rate  Demand  Notes  -  0.6%
R.M.  Greene,  Inc.,  6.60%,  5/1/30           1,000,000            1,000,000

  Total Variable Rate Demand Notes (Cost $1,000,000)                1,000,000

          Total Investments (Cost $140,850,644)  -  102.6%        176,432,219
          Other  assets  and liabilities, net - (2.6%)            (4,480,382)
          Net  Assets  -  100%                                   $171,951,837


Net  Assets  Consist  of:
Paid-in  capital  applicable  to  the  following  shares  of  common  stock,
     250,000,000  shares  of  $0.01  par  value  authorized  for  Class  A,
      Class  B,  Class  C  and  Class  I  combined:
          Class  A:  3,898,102  shares  outstanding               $90,933,593
          Class  B:  463,378  shares  outstanding                  12,967,253
          Class  C:  399,355  shares  outstanding                   9,620,787
          Class  I:  2,943  shares  outstanding                     (946,859)
Accumulated  net  realized  gain  (loss) on investments            23,795,488
Net unrealized appreciation (depreciation) on investments          35,581,575

          Net  Assets                                            $171,951,837


Net  Asset  Value  Per  Share
Class  A  (based  on  net  assets  of  $141,638,873)                   $36.34
Class  B  (based  on  net  assets  of  $16,435,106)                    $35.47
Class  C  (based  on  net  assets  of  $13,769,406)                    $34.48
Class  I  (based  on  net  assets  of  $108,452)                       $36.84



     *     Non  income  producing.

Abbreviations:
FHLB:  Federal  Home  Loan  Bank

See  notes  to  financial  statements.

Statement  of  Operations
 Year  Ended  September  30,  2000

Net  Investment  Income
Investment  Income:
     Dividend  income                                                $469,315
     Interest  income                                                 132,561
          Total  investment  income                                   601,876

Expenses:
     Investment  advisory  fee                                        933,501
     Transfer  agency  fees  and  expenses                            459,546
     Distribution  Plan  expenses:
          Class  A                                                    410,308
          Class  B                                                    124,175
          Class  C                                                    110,011
     Directors'  fees  and  expenses                                   22,575
     Administrative  fees                                             354,590
     Custodian  fees                                                   28,406
     Registration  fees                                                39,906
     Reports  to  shareholders                                         54,953
     Professional  fees                                                18,663
     Miscellaneous                                                     16,265
          Total  expenses                                           2,572,899
          Reimbursement  from  Advisor:
               Class  I                                              (10,156)
          Fees  paid  indirectly                                    (191,926)
               Net  expenses                                        2,370,817

                    Net  Investment  Income  (Loss)               (1,768,941)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                        26,901,810
Change  in  unrealized  appreciation  or  (depreciation)           26,119,068

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                        53,020,878

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                   $51,251,937


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                              Year Ended           Year Ended
                                           September 30,        September 30,
Increase  (Decrease)  in  Net  Assets            2000                    1999
Operations:
     Net  investment  income  (loss)         ($1,768,941)        ($1,612,851)
     Net  realized  gain  (loss)              26,901,810            1,270,247
     Change  in  unrealized  appreciation
          or  (depreciation)                  26,119,068           11,231,435

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations         51,251,937           10,888,831

Distributions  to  shareholders  from
     Net  realized  gain:
          Class  A  Shares                    (1,975,944)        (10,557,812)
          Class  B  Shares                      (198,177)           (596,624)
          Class  C  Shares                      (189,403)           (970,417)
          Class  I  Shares                       (52,081)                   -
     Total  distributions                     (2,415,605)        (12,124,853)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                    27,659,971           47,089,845
          Class  B  Shares                     4,313,448            6,983,555
          Class  C  Shares                     3,447,525            4,076,502
          Class  I  Shares                       723,771            2,940,985
     Reinvestment  of  distributions:
          Class  A  Shares                     1,871,628           10,000,529
          Class  B  Shares                       180,280              532,729
          Class  C  Shares                       166,227              903,502
          Class  I  Shares                        52,080                    -
     Shares  redeemed:
          Class  A  Shares                   (30,374,363)        (29,009,734)
          Class  B  Shares                    (1,664,171)           (926,168)
          Class  C  Shares                    (2,524,971)         (2,363,013)
          Class  I  Shares                    (4,256,484)           (399,031)
     Total  capital  share  transactions        (405,059)          39,829,701

Total Increase (Decrease) in Net Assets       48,431,273           38,593,679

Net  Assets
Beginning  of  year                          123,520,564           84,926,885
End  of  year                               $171,951,837         $123,520,564


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets
                                              Year Ended           Year Ended
                                           September 30,        September 30,
Capital  Share  Activity                        2000                  1999
Shares  sold:
     Class  A  Shares                            893,265            1,692,297
     Class  B  Shares                            143,638              253,225
     Class  C  Shares                            118,272              152,204
     Class  I  Shares                             23,299              112,142
Reinvestment  of  distributions:
     Class  A  Shares                             65,145              371,631
     Class  B  Shares                              6,392               19,988
     Class  C  Shares                              6,062               34,884
     Class  I  Shares                              1,801                    -
Shares  redeemed:
     Class  A  Shares                         (1,021,910)         (1,054,042)
     Class  B  Shares                            (57,603)            (33,240)
     Class  C  Shares                            (89,392)            (88,528)
     Class  I  Shares                           (120,147)            (14,152)
Total  capital  share  activity                  (31,178)           1,446,409

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Capital Accumulation Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the
securities'  market  maker.   Other  securities  and  assets  for  which  market
quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Repurchase  Agreements:  The  Fund  may  enter  into  repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts, agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in  proportion  to  their  relative  net  assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ
from   generally   accepted   accounting   principles;  accordingly,   periodic
reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement  is  an  alternative  to  overnight  investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .65% of the Fund's average daily net assets. Under the terms of the agreement, $123,975 was payable at year end.
The Advisor contractually reimbursed the Fund for expenses of $10,156 for the year ended September 30, 2000.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of .25%
for Class A, Class B and Class C and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $35,195 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I Shares do not have Distribution
Plan  expenses.  Under  the  terms of the agreement,      $64,813 was payable at
year  end.

The Distributor received $73,252 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2000. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CSSI received a fee of $135,990 for the year ended September 30, 2000. Under the terms of the agreement, $10,684 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Directors' fees are allocated to each of the funds in the series that are served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term securities, were $161,005,869 and $159,114,084, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized
appreciation  aggregated     $35,581,575,  of  which  $40,516,784  related  to
appreciated securities and $4,935,209 related to depreciated securities. Note D - Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Tax  Information  (Unaudited)
The Fund designates $2,415,605 as 20% capital gain dividends paid during the taxable year ended September 30, 2000.

Financial  Highlights
                                                           Years  Ended
                                           September 30,        September 30,
Class  A  Shares                               2000                 1999
Net  asset  value,  beginning                     $25.88               $25.43
Income  from  investment  operations
     Net  investment  income  (loss)                (.32)               (.32)
     Net realized and unrealized gain (loss)       11.29                 4.25
          Total  from  investment  operations      10.97                 3.93
Distributions  from
     Net  realized  gain                           (0.51)              (3.48)
          Total  distributions                     (0.51)              (3.48)
Total increase (decrease) in net asset value       10.46                  .45
Net  asset  value,  ending                        $36.34               $25.88

Total  return*                                     42.91%              14.91%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (1.12%)            (1.26%)
     Total  expenses                                1.67%               1.73%
     Expenses  before  offsets                      1.67%               1.73%
     Net  expenses                                  1.54%               1.58%
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)           $141,639             $102,508


                                                          Years Ended
                               September 30,    September 30,   September 30,
Class  A  Shares                     1998            1997            1996
Net  asset  value,  beginning         $27.21           $22.55          $21.48
Income  from  investment  operations
   Net investment income (loss)         (.25)            (.25)          (.24)
   Net realized and unrealized gain (loss)
                                         .96             4.91            1.88
   Total from investment operations      .71             4.66            1.64
Distributions  from
     Net  investment  income           (2.49)               -               -
     Net  realized  gain                   -                -           (.57)
          Total  distributions         (2.49)               -           (.57)
Total increase (decrease) in net asset value
                                       (1.78)            4.66            1.07
Net  asset  value,  ending            $25.43           $27.21          $22.55

Total  return*                          3.37%           20.67%          7.92%
Ratios  to  average  net  assets:
     Net investment income (loss)      (1.08%)          (1.09%)       (1.56%)
     Total  expenses                    1.74%            1.91%          2.16%
     Expenses  before  offsets          1.74%            1.91%          2.16%
     Net  expenses                      1.61%            1.85%          1.98%
Portfolio  turnover                       77%             126%           114%
Net assets, ending (in thousands)    $75,068          $54,751         $39,834

Financial  Highlights
                                               Periods Ended
                              September 30,     September 30,   September 30,
Class  B  Shares                  2000               1999          1998  #
Net  asset  value,  beginning        $25.46            $25.28          $28.39
Income from investment operations
     Net investment income (loss)      (.52)             (.41)          (.16)
     Net realized and unrealized gain (loss)
                                      11.04              4.07          (2.95)
     Total from investment operations 10.52              3.66          (3.11)
Distributions  from
     Net  realized  gain               (.51)            (3.48)              -
          Total  distributions         (.51)            (3.48)              -
Total  increase  (decrease) in net asset value
                                      10.01               .18          (3.11)
Net  asset  value,  ending           $35.47            $25.46          $25.28

Total  return*                        41.84%            13.85%       (10.95)%
Ratios  to  average  net  assets:
     Net  investment  income (loss)   (1.88%)           (2.11%)   (2.62%) (a)
     Total  expenses                   2.49%             2.67%      3.57% (a)
     Expenses  before  offsets         2.49%             2.67%      3.31% (a)
     Net  expenses                     2.30%             2.42%      3.01% (a)
Portfolio  turnover                     116%               88%            77%
Net assets, ending (in thousands)   $16,435            $9,445          $3,311

Financial  Highlights
                                                       Years Ended
                                           September 30,        September 30,
Class  C  Shares                               2000                 1999
Net  asset  value,  beginning                     $24.76               $24.63
Income  from  investment  operations
     Net  investment  income  (loss)                (.50)               (.51)
     Net realized and unrealized gain (loss)       10.73                 4.12
          Total  from  investment  operations      10.23                 3.61
Distributions  from
     Net  realized  gain                            (.51)              (3.48)
          Total  distributions                      (.51)              (3.48)
Total increase (decrease) in net asset value        9.72                  .13
Net  asset  value,  ending                        $34.48               $24.76

Total  return*                                     41.91%              14.02%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (1.87%)            (2.04%)
     Total  expenses                                2.47%               2.56%
     Expenses  before  offsets                      2.47%               2.56%
     Net  expenses                                  2.29%               2.35%
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)            $13,769               $9,021


                                                        Years Ended
                               September 30,    September 30,   September 30,
Class  C  Shares                   1998             1997             1996
Net asset value, beginning            $26.64           $22.34          $21.55
Income  from  investment  operations
  Net investment income (loss)          (.40)            (.47)          (.55)
  Net realized and unrealized gain (loss)
                                         .88             4.77            1.91
    Total from investment operations     .48             4.30            1.36
Distributions  from
     Net  investment  income               -                -               -
     Net  realized  gain               (2.49)               -           (.57)
          Total  distributions         (2.49)               -           (.57)
Total increase (decrease) in net asset value
                                       (2.01)            4.30             .79
Net  asset  value,  ending            $24.63           $26.64          $22.34

Total  return*                          2.52%           19.25%          6.56%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)   (1.98%)          (2.30%)       (2.82%)
     Total  expenses                    2.75%            3.11%          3.42%
     Expenses  before  offsets          2.75%            3.11%          3.42%
     Net  expenses                      2.50%            3.05%          3.24%
Portfolio  turnover                       77%             126%           114%
Net assets, ending (in thousands)     $6,548           $4,184          $3,164

Financial  Highlights
                                                       Periods Ended
                                           September 30,        September 30,
CLASS  I  SHARES                                2000                  1999^
Net  asset  value,  beginning                     $25.99               $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                (.12)               (.08)
     Net realized and unrealized gain (loss)       11.48                (.11)
          Total  from  investment  operations      11.36                (.19)
Distributions  from
     Net  realized  gain                            (.51)                   -
          Total  distributions                      (.51)                   -
Total increase (decrease) in net asset value       10.85                (.19)
Net  asset  value,  ending                        $36.84               $25.99

Total  return*                                     44.25%              (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)               (0.39%)         (.50%) (a)
     Total  expenses                                1.20%           1.24% (a)
     Expenses  before  offsets                       .86%            .85% (a)
     Net  expenses                                   .80%            .80% (a)
Portfolio  turnover                                  116%                 88%
Net  assets,  ending  (in  thousands)               $108               $2,547

(a)     Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
#     From  April  1,  1998  inception.
^     From  March  1,  1999  inception.

Calvert  Capital
Accumulation
Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt
Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable
Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund



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